COMMITMENTS AND CONTINGENCIES - Senior Secured Term Note Amendment (Details) - DBD Credit Funding, LLC - USD ($)	Jan. 10, 2017	Dec. 31, 2017	Jun. 30, 2017	Jan. 29, 2015
Warrants
Debt
Common Stock Percentage to trigger warrant exercise	4.99
Fortress Purchase Agreement, Amended And Restated
Debt
Number of warrants to purchase common stock	187,500
Increase in revenue stream basis	$ 1,225,000
Debt covenant to maintain minimum liquidity in unrestricted cash and cash equivalents	$ 1,250,000
Promissory Notes
Debt
Structuring fees (as a percent)	2.00%
Promissory Notes | Fortress Purchase Agreement
Debt
Principal amount of debt				$ 20,000,000
Outstanding amount				15,620,759
Cash collateral account				$ 4,500,000
Number of warrants to purchase common stock				100,000
Promissory Notes | Fortress Purchase Agreement, Amended And Restated
Debt
Principal amount of debt	$ 4,500,000
Increase in rate of interest (as a percent)	2.00%
Interest rate on paid-in-kind interest (as a percent)	2.75%
Promissory Notes | Fortress Purchase Agreement, Amended And Restated | LIBOR
Debt
Spread (as a percent)	9.75%
Additional Notes | Maximum
Debt
Principal amount of debt	$ 7,500,000
Additional Notes | Fortress Purchase Agreement, Amended And Restated
Debt
Structuring fees (as a percent)	2.00%
Additional Notes | Fortress Purchase Agreement, Amended And Restated | Maximum
Debt
Principal amount of debt		$ 3,750,000	$ 3,750,000